UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
          (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31_

Date of reporting period:	11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
November 30, 2009
(Unaudited)

Common Stocks - 60.22%	Shares	Value

Agriculture Chemicals - 1.39%
Mosaic, Co./The	1,000	$ 54,450
Syngenta AG (b)	2,000	107,020
		161,470

Aircraft - 1.13%
Boeing, Co./The	2,500	131,025

Computer & Office Equipment - 2.69%
Cisco Systems, Inc. (a)	8,000	187,200
International Business Machines Corp.	1,000	126,350
		313,550

Crude Petroleum & Natural Gas - 1.90%
Chesapeake Energy Corp.	4,000	95,680
Occidental Petroleum Corp.	1,550	125,224
		220,904

Drilling Oil & Gas Wells - 2.31%
Noble Corp.	6,500	268,515

Electric Services - 3.90%
American Electric Power Co., Inc.	3,000	96,570
FPL Group, Inc.	5,000	259,850
Progress Energy, Inc.	2,500	97,725
		454,145

Electric & Other Services Combined - 3.88%
DPL, Inc.	6,300	169,218
Public Service Enterprise Group, Inc.	9,000	282,240
		451,458

Guided Missiles & Space Vehicles & Parts - 3.65%
Lockheed Martin Corp.	5,500	424,765

Heavy Construction Other Than Building Const. - Contractors - 1.46%
Fluor Corp.	4,000	169,920

Oil & Gas Field Machinery & Equipment - 1.48%
National-Oilwell Varco, Inc.	4,000	172,080

Petroleum Refining - 2.14%
BP plc (b)	3,000	171,540
Chevron Corp.	1,000	78,040
		249,580

Pharmaceutical Preparations - 9.90%
Abbott Laboratories	2,000	108,980
Bristol-Myers Squibb Co.	15,125	382,814
Cubist Pharmaceuticals,Inc(a)	17,000	283,560
Johnson & Johnson	6,000	377,040
		1,152,394
Retail - Drug Stores and Proprietary Stores - 0.53%
CVS Caremark Corp.	2,000	62,020

Retail - Radio, TV & Consumer Electronics - 1.10%
Best Buy Co., Inc.	3,000	128,490

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
November 30, 2009
(Unaudited)

Common Stocks - 60.22% - continued	Shares	Value

Savings Institutions, Not Federally Chartered - 2.74%
Hudson City Bancorp, Inc.	24,000	$ 318,960

Secondary Smelting & Refining of Nonferrous Metals - 1.00%
Titanium Metals Corp.	12,000	117,240

Services - Business Services - 1.06%
Accenture PLC - Class A	3,000	123,120

Services - Computer Programming Services - 1.62%
Synaptics, Inc. (a)	7,000	188,580

Services - Miscellaneous Amusement & Recreation - 1.69%
Walt Disney Co./ The	6,500	196,430

Services - Prepackaged Software - 3.59%
Intuit, Inc. (a)	6,000	175,260
Microsoft Corp.	8,250	242,633
		417,893

Ship & Boat Building & Repairing - 1.70%
General Dynamics Corp.	3,000	197,700

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.80%
Procter & Gamble Co. / The	1,500	93,525

State Commerical Banks - 1.83%
Bank of New York Mellon Corp.	8,000	213,120

Surgical & Medical Instruments & Apparatus - 3.34%
3M Co.	1,500	116,160
Baxter International, Inc.	5,000	272,750
		388,910

Telephone & Telegraph Apparatus - 2.41%
Tellabs, Inc. (a)	50,000	280,500

Water Supply - 0.98%
Aqua America, Inc.	7,000	114,240

TOTAL COMMON STOCKS (Cost $6,715,610)		7,010,534

Exchange-Traded Funds - 8.09%

iShares FTSE/Xinhua China 25 Index Fund	5,000	218,500
iShares MSCI Australia Index Fund	5,000	116,650
iShares MSCI Brazil Index Fund	2,000	152,940
Proshares UltraShort 20+ Year Treasury (a)	8,000	354,320
UltraShort 7-10 Year Treasury ProShares	2,000	99,560

TOTAL EXCHANGE-TRADED FUNDS (Cost $734,764)		941,970

Preferred Securities - 0.96%

Credit Suisse Guernsey BRH, 7.90% callable on 03/28/2013	2,000	50,400
Wells Fargo Capital Trust VII, 5.85% callable on 5/01/2033	3,000	61,050

TOTAL PREFERRED SECURITIES (Cost $100,516)		111,450

Bonus Certificate - 3.10%

CommerzBank AG, 0.00%, Due 10/17/2013, linked to S&P 500 Index (a)	300	360,390

TOTAL BONUS CERTIFICATE (Cost $293,800)		360,390

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
November 30, 2009
(Unaudited)

	Principal
Corporate Bonds - 17.82%	Amount	Value

Allied Waste North America, 5.75%, 02/15/2011	$ 75,000	$ 78,699
Appalachian Power Co., 4.95%, 02/01/2015	50,000	52,715
AT&T Inc., 6.70%, 11/15/2013	150,000	172,146
Bank of Oklahoma, 5.75%, 05/15/2017 (c)	75,000	68,021
Best Buy, 6.75%, 07/15/2013	70,000	76,269
Caterpillar Financial SE, 4.50%, 02/15/2011	100,000	102,763
Clorox Co., 4.20%, 01/15/2010	150,000	150,639
CRH America, Inc., 5.30%, 10/15/2013	100,000	105,403
Dell, Inc., 4.70%, 04/15/2013	75,000	80,736
Dow Chemical Co., 6.00%, 10/01/2012	50,000	54,461
Fortune Brands, Inc., 6.38%, 06/15/2014	75,000	81,234
Gatx Financial Corp., 5.50%, 02/15/2012	50,000	51,783
General Electric Capital Corp., 5.00%, 03/15/2019 (c)	75,000	75,527
Hewlett-Packard, Co., 4.75%, 06/02/2014	75,000	81,852
Home Depot, Inc., 5.20%, 03/01/2011	100,000	104,350
Home Depot, Inc., 5.25%, 12/16/2013	75,000	81,117
JPMorgan Chase Bank, 6.63%, 03/15/2012	50,000	55,077
Simon Property Group, LP, 4.88%, 03/18/2010	75,000	75,660
United Health Group, Inc., 5.13%, 11/15/2010	100,000	103,725
Verizon New York, Inc., 7.00%, 06/15/2013	45,000	50,190
Walmart Stores, Inc., 4.25%, 04/15/2013	60,000	64,890
Wells Fargo and Co., 5.25%, 10/23/2012	50,000	53,999
Whirlpool Corp., 8.60%, 05/01/2010	150,000	154,088
WM Wrigley Jr., Co., 4.65%, 07/15/2015	100,000	99,375

TOTAL CORPORATE BONDS (Cost $1,993,543)		2,074,719

Structured Notes - 8.81%
HSBC Bank USA N.A., 0.00%, Due 07/17/2013, linked to S&P 500 Index (a)	499,000	506,934
JPMorgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index (a)	100,000	104,260
JPMorgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NASDAQ 100 Index & Japan Nikkei 225 Index (a)	100,000	105,500
SunTrust Bank, 0.00%, Due 03/27/2014, linked to S&P 500 Index, Euro Stoxx 50 Index &Japan Nikkei 225 Index (a)	200,000	106,070
SunTrust Bank, 0.00%, Due 09,/22/2014, linked to Dow Jones Industrial Average Index (a)	100,000	202,300

TOTAL STRUCTURED NOTES (Cost $988,912)		1,025,064

Money Market Securities - 1.47%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 0.31% (d)	172,324	172,324

TOTAL MONEY MARKET SECURITIES (Cost $172,324)		172,324

TOTAL INVESTMENTS (Cost $10,999,469) - 100.47%		$ 11,696,451

Liabilities in excess of other assets - (0.47)%		(54,671)

TOTAL NET ASSETS - 100.00%		$ 11,641,780

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2009.
(d) Variable rate security; the money market rate shown represents the rate at November 30, 2009.

Tax Related
Gross unrealized appreciation		$ 916,306
Gross unrealized depreciation		(219,324)
Net unrealized appreciation (depreciation)		$ 696,982

Aggregate cost of securities for income tax purposes		$ 10,999,469

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Related Notes to the Schedule of Investments

November 30, 2009

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds, preferred securities and bonus certificates, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Archer Balanced Fund

Related Notes to the Schedule of Investments - continued

November 30, 2009

(Unaudited)

Fixed income securities, such as corporate bonds and structured notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Archer Balanced Fund

Related Notes to the Schedule of Investments - continued

November 30, 2009

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of November 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 7,010,534	$ -	$ -	$ 7,010,534

Exchange-Traded Funds	941,970	-	-	941,970

Preferred Securities	111,450	-	-	111,450

Bonus Certificate	-	360,390	-	360,390

Corporate Bonds	-	2,074,719	-	2,074,719

Structured Notes	-	1,025,064	-	1,025,064

Money Market Securities	172,324	-	-	172,324

Total	$ 8,236,278	$ 3,460,173	$ -	$ 11,696,451

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By */s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 01/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By */s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 01/04/2010

By */s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 01/04/2010